Restatement of comparatives (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Schedule Of Material Restatement Of EVT 801 Asset	The error resulted in a material overstatement of the
EVT-801
intangible asset and a corresponding overstatement of the liability at acquisition. The impact of this error is noted below with the restated balances disclosed in note 15 and 19.

	30 June 2021 Reported	Increase/ (decrease)	1 July 2021 Restated	30 June 2022 Reported	Increase/ (decrease)	30 June 2022 Restated
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000

Consolidated statement of financial position

Intangibles - licensing agreement	27,265	(1,044)	26,221	27,266	(1,045)	26,221
Less Accumulated amortisation	(5,263)	50	(5,213)	(7,216)	134	(7,082)
	22,002	(994)	21,008	20,050	(911)	19,139
Current contingent consideration	(3,164)	2,373	(791)	(759)	—	(759)
Non-Current contingent consideration	(8,926)	(1,377)	(10,303)	(8,756)	547	(8,209)
	(12,091)	997	(11,094)	(9,515)	547	(8,968)
Net Assets	37,851	2	37,853	18,638	(364)	18,274
Accumulated losses	(44,205)	2	(44,203)	(68,253)	(364)	(68,617)
Total equity	37,851	2	37,853	18,638	(364)	18,274

Schedule Of Material Restatement Of Income Statement

	30 June 2022	Increase/ (decrease)	30 June 2022 Restated	30 June 2021	Increase/ (decrease)	30 June 2021 Restated

Consolidated statement of profit and loss
Research and development expense (Amortisation)	(20,252)	83	(20,169)	(14,541)		(14,541)
General and administrative expense (foreign exchange impact)	(4,511)	(450)	(4,961)	(7,022)	2	(7,020)
Loss on revaluation of contingent consideration	(152)	—	(152)	(2,570)		(2,570)
Commercialisation expense	(127)	—	(127)
Loss before tax	(25,016)	(366)	(25,382)	(8,906)	2	(8,904)
Income tax benefit	368	—	368	484		484
Loss after tax	(24,648)	(366)	(25,014)	(8,422)	2	(8,420)
Impact on basic and diluted earnings per share increase/ (decrease) in earning per share
Basic loss for the year attributable to equity holders	(18.61)	(0.27)	(18.88)	(7.16)		(7.16)
Diluted loss for the year attributable to equity holders	(18.61)	(0.27)	(18.88)	(7.16)		(7.16)